Investments in Associates and Joint Ventures - Financial Information of Major Associates and Joint Venture (Parenthetical) (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Contingent liabilities incurred in relation to interests in associates	¥ 0	¥ 0
Contingent liabilities incurred in relation to interests in joint ventures	0	0
Capital commitments	¥ 25,364,000,000	¥ 24,430,000,000